UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Basic
Value Fund, Inc. and Master Basic Value LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Basic Value Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial Interest
Mutual Fund	(000)	Value
Master Basic Value LLC	$666,886	$3,231,755,144
Total Investments (Cost - $3,651,549,195) - 100.1%		3,231,755,144
Liabilities in Excess of Other Assets - (0.1)%		(2,318,735)
Net Assets - 100.0%		$3,229,436,409

• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$3,231,755,144
Level 3	-
Total	$3,231,755,144

Master Basic Value LLC
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Above-Average Yield - 38.5%
Aerospace & Defense - 0.8%	Honeywell International, Inc.	982,800	$27,380,808
Capital Markets - 2.3%	The Bank of New York Mellon Corp.	2,613,300	73,825,725
Chemicals - 1.8%	E.I. du Pont de Nemours & Co.	2,600,200	58,062,466
Commercial Banks - 0.2%	U.S. Bancorp	542,600	7,927,386
Diversified Financial Services - 3.6%	JPMorgan Chase & Co.	4,397,700	116,890,866
Diversified Telecommunication	AT&T Inc.	2,550,800	64,280,160
Services - 4.6%	Verizon Communications, Inc.	2,845,500	85,934,100
			150,214,260
Electric Utilities - 1.6%	The Southern Co.	1,685,200	51,600,824
Electrical Equipment - 0.4%	Emerson Electric Co.	426,000	12,175,080
Food Products - 2.7%	General Mills, Inc.	1,776,900	88,631,772
Household Products - 0.4%	Clorox Co.	246,600	12,694,968
Industrial Conglomerates - 1.6%	Tyco International Ltd.	2,707,025	52,949,409
Multi-Utilities - 1.5%	Dominion Resources, Inc.	1,518,998	47,073,748
Oil, Gas & Consumable Fuels - 6.3%	Chevron Corp.	982,800	66,083,472
	Exxon Mobil Corp.	2,008,200	136,758,420
			202,841,892
Pharmaceuticals - 9.2%	Bristol-Myers Squibb Co.	7,275,900	159,487,728
	Pfizer, Inc.	4,001,200	54,496,344
	Wyeth	1,930,400	83,084,416
			297,068,488
Semiconductors & Semiconductor	Analog Devices, Inc.	2,488,039	47,944,511
Equipment - 1.5%
	Total Above-Average Yield		1,247,282,203
Below-Average Price/Earnings Ratio - 22.3%
Aerospace & Defense - 0.9%	Northrop Grumman Corp.	681,000	29,718,840
Capital Markets - 0.3%	Morgan Stanley	338,500	7,707,645
Computers & Peripherals - 3.0%	Hewlett-Packard Co.	3,015,300	96,670,518
Diversified Financial Services - 0.2%	Bank of America Corp.	1,109,200	7,564,744
Food Products - 5.6%	Kraft Foods, Inc.	4,246,269	94,649,336
	Unilever NV (a)	4,451,500	87,249,400
			181,898,736
Insurance - 7.0%	ACE Ltd.	244,400	9,873,760
	MetLife, Inc.	1,862,540	42,410,036
	Prudential Financial, Inc.	864,700	16,446,594
	The Travelers Cos., Inc.	3,843,976	156,219,185
			224,949,575
Media - 2.0%	Viacom, Inc. Class B (b)	3,698,800	64,285,144
Metals & Mining - 0.5%	Nucor Corp.	413,800	15,794,746
Office Electronics - 2.5%	Xerox Corp.	17,917,985	81,526,832
Software - 0.3%	Microsoft Corp.	569,907	10,469,192
	Total Below-Average Price/Earnings Ratio		720,585,972
Low Price-to-Book Value - 16.5%
Aerospace & Defense - 1.8%	Raytheon Co.	1,515,294	59,005,548
Commercial Banks - 0.2%	Wells Fargo & Co.	503,500	7,169,840

1

Master Basic Value LLC
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Low Price-to-Book Value (concluded)
Communications Equipment - 0.3%	Corning, Inc.	822,500	$10,914,575
Energy Equipment & Services - 2.2%	Halliburton Co.	4,579,200	70,840,224
Household Products - 2.7%	Kimberly-Clark Corp.	1,881,800	86,769,798
Machinery - 1.4%	Deere & Co.	1,409,300	46,323,691
Media - 1.5%	Walt Disney Co.	2,725,100	49,487,816
Oil, Gas & Consumable Fuels - 1.2%	Anadarko Petroleum Corp. (c)	960,500	37,353,845
Semiconductors & Semiconductor	Fairchild Semiconductor International, Inc. (b)	5,546,892	20,689,907
Equipment - 5.2%	LSI Corp. (b)(c)	29,260,496	88,951,908
	Micron Technology, Inc. (b)(c)	14,114,188	57,303,603
			166,945,418
	Total Low Price-to-Book Value		534,810,755
Price-to-Cash Flow - 7.3%
Diversified Telecommunication	Qwest Communications International,
Services - 2.8%	Inc. (c)	26,002,200	88,927,524
Media - 3.7%	Time Warner Cable, Inc.	1,167,440	28,952,514
	Time Warner, Inc. (c)	4,648,767	89,721,197
			118,673,711
Oil, Gas & Consumable Fuels - 0.8%	Peabody Energy Corp.	1,086,500	27,205,960
	Total Price-to-Cash Flow		234,807,195
Special Situations - 12.2%
Communications Equipment - 0.3%	Nokia Oyj (a)	746,744	8,714,502
Computers & Peripherals - 2.7%	International Business Machines Corp.	911,300	88,295,857
Energy Equipment & Services - 1.7%	BJ Services Co.	5,677,968	56,495,782
Health Care Equipment &	Baxter International, Inc.	510,300	26,137,566
Supplies - 1.7%	Covidien Ltd.	859,800	28,579,752
			54,717,318
Pharmaceuticals - 3.8%	Schering-Plough Corp.	5,174,200	121,852,410
Semiconductors & Semiconductor	Intel Corp.	4,274,200	64,326,710
Equipment - 2.0%
	Total Special Situations		394,402,579
	Total Long-Term Investments
	(Cost - $3,548,203,864) - 96.8%		3,131,888,704
	Short-Term Securities
BlackRock Liquidity Funds, TempFund,
	0.646% (d)(e)	55,324,963	55,324,963
		Beneficial
		Interest
		(000)
	BlackRock Liquidity Series, LLC
	Money Market Series, 1.17% (d)(e)(f)	$ 109,539	109,539,250
	Total Short-Term Securities
	(Cost - $164,864,213) - 5.1%		164,864,213

2

Master Basic Value LLC
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Value
Total Investments
(Cost - $3,713,068,077*)	- 101.9%	$3,296,752,917
Liabilities in Excess of Other Assets - (1.9)%		(60,967,914)
Net Assets - 100.0%		$3,235,785,003

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,737,751,800
Gross unrealized appreciation	$397,636,387
Gross unrealized depreciation	(838,635,270)
Net unrealized depreciation	$(440,998,883)

• For Master LLC compliance purposes, the Master LLC's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

(a) Depositary receipts.

(b) Non-income producing security.

(c) Security, or a portion of security, is on loan.

(d) Represents the current yield as of report date.

(e) Investments in companies considered to be an affiliate of the Master LLC, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds,
TempFund	55,324,963	$5,175
BlackRock Liquidity Series, LLC
Money Market Series	$(514,628,061)	$ 1,128,075

(f) Security was purchased with the cash proceeds from securities loans.

• Effective July 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are unobservable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

Master Basic Value LLC

Schedule of Investments March 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Master LLC's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$3,131,888,704
Level 2	164,864,213
Level 3	-
Total	$3,296,752,917

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 20, 2009